Supplemental Disclosure Of Cash Flow Activities - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental disclosure of cash flow activities:
Tax		$ 21
Interest		97	102	118
(b) Non-cash activities:
Operating lease right-of-use assets		388		220
Operating lease liabilities		388		220
(c) Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents		11,825	3,368	2,344
Restricted cash		98	185	217
Total cash, cash equivalents and restricted cash		$ 11,923	$ 3,553	$ 2,561
Intangible assets, Net	$ 760
Accrued expenses	329
Net cash used to pay for the Acquisition	$ 431